GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 17.43%
66,738	American Campus Communities Inc REIT	$ 2,330,491
129,594	American Homes 4 Rent REIT Class A	3,690,837
72,182	Apartment Investment & Management Co REIT Class A	2,433,977
68,191	AvalonBay Communities Inc REIT	10,183,644
47,209	Camden Property Trust REIT	4,200,657
165,920	Equity Residential REIT	8,516,674
31,668	Essex Property Trust Inc REIT	6,358,618
23,649	Front Yard Residential Corp REIT	206,692
46,691	Independence Realty Trust Inc REIT	541,149
6,190	Investors Real Estate Trust REIT	403,402
272,108	Invitation Homes Inc REIT	7,616,303
55,452	Mid-America Apartment Communities Inc REIT	6,429,659
10,381	NexPoint Residential Trust Inc REIT	460,397
142,962	UDR Inc REIT	4,661,991
		58,034,491
Diversified REITS — 10.91%
130,381	Digital Realty Trust Inc REIT	19,134,716
179,524	Duke Realty Corp REIT	6,624,436
35,625	EPR Properties REIT	979,687
43,741	Global Net Lease Inc REIT	695,482
134,417	Lexington Realty Trust REIT	1,404,658
9,796	PS Business Parks Inc REIT	1,198,932
39,400	Washington REIT	793,122
84,234	WP Carey Inc REIT	5,488,687
		36,319,720
Health Care REITS — 11.37%
46,590	CareTrust REIT Inc	829,069
10,285	Community Healthcare Trust Inc REIT	480,927
113,286	Diversified Healthcare Trust REIT	398,767
65,918	Healthcare Realty Trust Inc REIT	1,985,450
105,912	Healthcare Trust of America Inc REIT Class A	2,753,712
260,793	Healthpeak Properties Inc REIT	7,080,530
19,160	LTC Properties Inc REIT	667,917
21,756	National Health Investors Inc REIT	1,311,234
109,902	Omega Healthcare Investors Inc REIT	3,290,466
5,976	Universal Health Realty Income Trust REIT	340,572
180,743	Ventas Inc REIT	7,583,976
Shares		Fair Value
Health Care REITS — (continued)
202,285	Welltower Inc REIT	$ 11,143,881
		37,866,501
Hotels REITS — 3.36%
101,206	Apple Hospitality Inc REIT	972,590
21,196	Chatham Lodging Trust REIT	161,513
95,736	DiamondRock Hospitality Co REIT	485,381
15,843	Hersha Hospitality Trust REIT	87,770
341,811	Host Hotels & Resorts Inc REIT	3,688,141
114,926	Park Hotels & Resorts Inc REIT	1,148,111
62,565	Pebblebrook Hotel Trust REIT	783,939
80,811	RLJ Lodging Trust REIT	699,823
26,207	Ryman Hospitality Properties Inc REIT	964,418
77,618	Service Properties Trust REIT	617,063
49,270	Summit Hotel Properties Inc REIT	255,219
105,515	Sunstone Hotel Investors Inc REIT	837,789
56,161	Xenia Hotels & Resorts Inc REIT	493,094
		11,194,851
Manufactured Homes REITS — 3.53%
82,348	Equity LifeStyle Properties Inc REIT	5,047,932
47,642	Sun Communities Inc REIT	6,698,942
		11,746,874
Office Property REITS — 12.84%
56,939	Alexandria Real Estate Equities Inc REIT	9,110,240
23,917	American Assets Trust Inc REIT	576,161
68,871	Boston Properties Inc REIT	5,530,341
81,556	Brandywine Realty Trust REIT	843,289
21,945	City Office Inc REIT	165,026
56,019	Columbia Property Trust Inc REIT	611,167
54,750	Corporate Office Properties Trust REIT	1,298,670
72,096	Cousins Properties Inc REIT	2,061,225
79,922	Douglas Emmett Inc REIT	2,006,042
38,026	Easterly Government Properties Inc REIT	852,163
67,339	Empire State Realty Trust Inc REIT Class A	412,115
58,897	Equity Commonwealth REIT	1,568,427
49,824	Franklin Street Properties Corp REIT	182,356
50,412	Highwoods Properties Inc REIT	1,692,331
74,458	Hudson Pacific Properties Inc REIT	1,632,864

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
54,616	JBG SMITH Properties REIT	$ 1,460,432
51,348	Kilroy Realty Corp REIT	2,668,042
42,301	Mack-Cali Realty Corp REIT	533,839
23,784	Office Properties Income Trust REIT	492,804
83,025	Paramount Group Inc REIT	587,817
61,269	Piedmont Office Realty Trust Inc REIT Class A	831,420
35,557	SL Green Realty Corp REIT(a)	1,648,778
522,322	VEREIT Inc REIT	3,395,093
76,862	Vornado Realty Trust REIT	2,591,018
		42,751,660
Regional Malls REITS — 3.39%
55,511	Macerich Co REIT(a)	376,920
148,292	Simon Property Group Inc REIT	9,591,527
43,602	Tanger Factory Outlet Centers Inc REIT(a)	262,920
29,457	Taubman Centers Inc REIT	980,623
98,816	Washington Prime Group Inc REIT(a)	63,973
		11,275,963
Shopping Centers REITS — 4.20%
42,670	Acadia Realty Trust REIT	448,035
143,779	Brixmor Property Group Inc REIT	1,680,777
33,524	Federal Realty Investment Trust REIT	2,462,003
209,889	Kimco Realty Corp REIT	2,363,350
39,707	Kite Realty Group Trust REIT	459,807
76,494	Regency Centers Corp REIT	2,908,302
56,267	Retail Opportunity Investments Corp REIT	586,021
105,058	Retail Properties of America Inc REIT Class A	610,387
36,944	RPT Realty REIT	200,975
17,294	Seritage Growth Properties REIT Class A(a)(b)	232,604
74,092	SITE Centers Corp REIT	533,462
51,685	Urban Edge Properties REIT	502,378
58,504	Weingarten Realty Investors REIT	992,228
		13,980,329
Single Tenant REITS — 6.50%
26,129	Agree Realty Corp REIT	1,662,850
49,310	Essential Properties Realty Trust Inc REIT	903,359
33,537	Four Corners Property Trust Inc REIT	858,212
16,926	Getty Realty Corp REIT	440,245
84,119	National Retail Properties Inc REIT	2,902,947
167,213	Realty Income Corp REIT	10,158,190
49,954	Spirit Realty Capital Inc REIT	1,685,947
Shares		Fair Value
Single Tenant REITS — (continued)
110,565	STORE Capital Corp REIT	$ 3,032,798
		21,644,548
Storage REITS — 8.86%
93,771	CubeSmart REIT	3,029,741
62,553	Extra Space Storage Inc REIT	6,692,546
22,716	Life Storage Inc REIT	2,391,313
29,511	National Storage Affiliates Trust REIT	965,305
73,777	Public Storage REIT	16,431,613
		29,510,518
Warehouse/Industry REITS — 16.74%
98,715	Americold Realty Trust REIT	3,529,061
19,042	EastGroup Properties Inc REIT	2,462,702
61,701	First Industrial Realty Trust Inc REIT	2,455,700
30,790	Industrial Logistics Properties Trust REIT	673,377
10,541	Innovative Industrial Properties Inc REIT(a)	1,308,244
47,839	Monmouth Real Estate Investment Corp REIT	662,570
358,056	Prologis Inc REIT	36,027,595
29,706	QTS Realty Trust Inc REIT Class A	1,872,072
60,010	Rexford Industrial Realty Inc REIT	2,746,058
72,170	STAG Industrial Inc REIT	2,200,463
33,147	Terreno Realty Corp REIT	1,815,130
		55,752,972
TOTAL COMMON STOCK — 99.13% (Cost $354,158,547)		$330,078,427
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.42%
$1,400,000	Federal Home Loan Bank 0.01%, 10/01/2020	1,400,000
Repurchase Agreements — 0.76%
528,470	Undivided interest of 2.10% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $528,470 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(c)	528,470

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,937	Undivided interest of 1.43% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $999,937 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	$ 999,937
999,937	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $999,937 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	999,937
		2,528,344
TOTAL SHORT TERM INVESTMENTS — 1.18% (Cost $3,928,344)		$3,928,344
TOTAL INVESTMENTS — 100.31% (Cost $358,086,891)		$334,006,771
OTHER ASSETS & LIABILITIES, NET — (0.31)%		$(1,042,460)
TOTAL NET ASSETS — 100.00%		$332,964,311
(a)	All or a portion of the security is on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	23	USD	3,854,800	December 2020	$97,850
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 23 futures contracts for the reporting period.

September 30, 2020